Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Interest expense	$ (423,415)	$ (431,618)	$ (458,899)
Interest income	13,286	14,231	10,436
Interest expense, net	(410,129)	(417,387)	(448,463)
Senior Notes
Debt Instrument [Line Items]
Interest expense	(351,077)	(352,293)	(389,879)
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	(36,138)	(39,462)	(23,567)
Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense	(28,160)	(27,805)	(34,984)
Other
Debt Instrument [Line Items]
Interest expense	$ (8,040)	$ (12,058)	$ (10,469)